Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.7 of this prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Dividend Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares	Columbia Dividend Opportunity Fund, Class A	Columbia Dividend Opportunity Fund, Class B	Columbia Dividend Opportunity Fund, Class C	Columbia Dividend Opportunity Fund, Class I	Columbia Dividend Opportunity Fund, Class R	Columbia Dividend Opportunity Fund, Class R4	Columbia Dividend Opportunity Fund, Class R5	Columbia Dividend Opportunity Fund, Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Dividend Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares	Columbia Dividend Opportunity Fund, Class A	Columbia Dividend Opportunity Fund, Class B	Columbia Dividend Opportunity Fund, Class C	Columbia Dividend Opportunity Fund, Class I	Columbia Dividend Opportunity Fund, Class R	Columbia Dividend Opportunity Fund, Class R4	Columbia Dividend Opportunity Fund, Class R5	Columbia Dividend Opportunity Fund, Class W
Operating Expenses Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Management fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%
Other expenses	0.28%	0.30%	0.29%	0.09%	0.43%	0.39%	0.15%	0.27%
Total annual fund operating expenses	1.20%	1.97%	1.96%	0.76%	1.60%	1.06%	0.82%	1.19%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Dividend Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Dividend Opportunity Fund, Class A	Class A (whether or not shares are redeemed)	690	934	1,198	1,951
Columbia Dividend Opportunity Fund, Class B	Class B (if shares are redeemed)	700	919	1,263	2,101
Columbia Dividend Opportunity Fund, Class C	Class C (if shares are redeemed)	299	616	1,058	2,290
Columbia Dividend Opportunity Fund, Class I	Class I (whether or not shares are redeemed)	78	243	423	946
Columbia Dividend Opportunity Fund, Class R	Class R (whether or not shares are redeemed)	163	505	872	1,905
Columbia Dividend Opportunity Fund, Class R4	Class R4 (whether or not shares are redeemed)	108	337	586	1,299
Columbia Dividend Opportunity Fund, Class R5	Class R5 (whether or not shares are redeemed)	84	262	456	1,018
Columbia Dividend Opportunity Fund, Class W	Class W (whether or not shares are redeemed)	121	378	655	1,448

Expense Example, No Redemption - Columbia Dividend Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Dividend Opportunity Fund, Class B	Class B (if shares are not redeemed)	200	619	1,063	2,101
Columbia Dividend Opportunity Fund, Class C	Class C (if shares are not redeemed)	199	616	1,058	2,290

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
23.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800-345-6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +17.62% (quarter ended Sept. 30, 2009). • Lowest return for a calendar quarter was -19.73% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Dividend Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Class A, B, C, I, R, R4, R5 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class A	Columbia Dividend Opportunity Fund:	Class A- before taxes		10.15%	3.36%	0.16%
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class B	Columbia Dividend Opportunity Fund:	Class B-before taxes		10.74%	3.45%	(0.02%)
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class C	Columbia Dividend Opportunity Fund:	Class C-before taxes		14.94%	3.79%	(0.02%)
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class I	Columbia Dividend Opportunity Fund:	Class I-before taxes		17.29%	5.02%		6.53%	Mar 4, 2004
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class R	Columbia Dividend Opportunity Fund:	Class R-before taxes		16.52%			5.08%	Aug 1, 2008
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class R4	Columbia Dividend Opportunity Fund:	Class R4-before taxes		16.98%	4.86%	0.96%
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class R5	Columbia Dividend Opportunity Fund:	Class R5-before taxes		17.25%			5.81%	Aug 1, 2008
Columbia Dividend Opportunity Fund Before taxes Columbia Dividend Opportunity Fund, Class W	Columbia Dividend Opportunity Fund:	Class W-before taxes		16.90%			0.97%	Dec 1, 2006
Columbia Dividend Opportunity Fund After taxes on distributions Columbia Dividend Opportunity Fund, Class A	Columbia Dividend Opportunity Fund:	Class A-after taxes on distributions		9.53%	2.21%	(0.91%)
Columbia Dividend Opportunity Fund After taxes on distributions and redemption of fund shares Columbia Dividend Opportunity Fund, Class A	Columbia Dividend Opportunity Fund:	Class A -after taxes on distributions and redemption of fund shares		7.30%	2.23%	(0.48%)
Russell 1000 Value Index		Russell 1000 ® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Russell 1000 Value Index Since Inception, 2004-03-04							3.52%	Mar 4, 2004
Russell 1000 Value Index Since Inception, 2008-08-01							0.69%	Aug 1, 2008
Russell 1000 Value Index Since Inception, 2006-12-01							(2.77%)	Dec 1, 2006
Lipper Equity Income Funds Index		Lipper Equity Income Funds Index	(reflects no deduction for fees, expenses or taxes)	14.04%	2.15%	2.86%
Lipper Equity Income Funds Index Since Inception, 2004-03-04							3.61%	Mar 4, 2004
Lipper Equity Income Funds Index Since Inception, 2008-08-01							2.15%	Aug 1, 2008
Lipper Equity Income Funds Index Since Inception, 2006-12-01							(1.03%)	Dec 1, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Dividend Opportunity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Dividend Opportunity Fund (Class Z Shares)	Columbia Dividend Opportunity Fund Class Z Shares Columbia Dividend Opportunity Fund, Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Dividend Opportunity Fund (Class Z Shares)		Columbia Dividend Opportunity Fund Class Z Shares Columbia Dividend Opportunity Fund, Class Z
Operating Expenses Column [Text]		Class Z
Management fees		0.67%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.28%
Total annual fund operating expenses		0.95%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Dividend Opportunity Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Dividend Opportunity Fund Class Z Shares Columbia Dividend Opportunity Fund, Class Z	Class Z	97	303	526	1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
23.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +17.62% (quarter ended Sept. 30, 2009). • Lowest return for a calendar quarter was -19.73% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Dividend Opportunity Fund (Class Z Shares) Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year		5 years		10 years
Columbia Dividend Opportunity Fund Columbia Dividend Opportunity Fund, Class A Before taxes	Columbia Dividend Opportunity Fund:	Class A- before taxes		16.87%	[1]	4.59%	[1]	0.76%	[1]
Columbia Dividend Opportunity Fund Columbia Dividend Opportunity Fund, Class A After taxes on distributions	Columbia Dividend Opportunity Fund:	Class A-after taxes on distributions		16.21%	[1]	3.43%	[1]	(0.32%)	[1]
Columbia Dividend Opportunity Fund Columbia Dividend Opportunity Fund, Class A After taxes on distributions and redemption of fund shares	Columbia Dividend Opportunity Fund:	Class A-after taxes on distributions and redemption of fund shares		11.71%	[1]	3.28%	[1]	0.02%	[1]
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%		1.28%		3.26%
Lipper Equity Income Funds Index		Lipper Equity Income Funds Index	(reflects no deduction for fees or taxes)	14.04%		2.15%		2.86%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and secondarily, through capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Emerging Markets Bond Fund (Class A,B,C,I,R4 and W Shares) Columbia Emerging Markets Bond Fund Class A, B, C, I, R4 and W Shares	Columbia Emerging Markets Bond Fund, Class A	Columbia Emerging Markets Bond Fund, Class B	Columbia Emerging Markets Bond Fund, Class C	Columbia Emerging Markets Bond Fund, Class I	Columbia Emerging Markets Bond Fund, Class R4	Columbia Emerging Markets Bond Fund, Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses - Columbia Emerging Markets Bond Fund (Class A,B,C,I,R4 and W Shares) Columbia Emerging Markets Bond Fund		Class A, B, C, I, R4 and W Shares	Class A, B, C, I, R4 and W Shares Columbia Emerging Markets Bond Fund, Class A	Class A, B, C, I, R4 and W Shares Columbia Emerging Markets Bond Fund, Class B	Class A, B, C, I, R4 and W Shares Columbia Emerging Markets Bond Fund, Class C	Class A, B, C, I, R4 and W Shares Columbia Emerging Markets Bond Fund, Class I	Class A, B, C, I, R4 and W Shares Columbia Emerging Markets Bond Fund, Class R4	Class A, B, C, I, R4 and W Shares Columbia Emerging Markets Bond Fund, Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R4	Class W
Management fees			0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	none	0.25%
Other expenses			0.44%	0.44%	0.44%	0.16%	0.46%	0.44%
Total annual fund operating expenses			1.41%	2.16%	2.16%	0.88%	1.18%	1.41%
Less: Fee waiver/expense reimbursement	[2]		(0.13%)	(0.13%)	(0.13%)	(0.05%)	(0.05%)	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.28%	2.03%	2.03%	0.83%	1.13%	1.28%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.83% for Class I, 1.13% for Class R4 and 1.28% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Emerging Markets Bond Fund (Class A,B,C,I,R4 and W Shares) Columbia Emerging Markets Bond Fund Class A, B, C, I, R4 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Emerging Markets Bond Fund, Class A	Class A (whether or not shares are redeemed)	599	888	1,199	2,080
Columbia Emerging Markets Bond Fund, Class B	Class B (if shares are redeemed)	706	964	1,348	2,296
Columbia Emerging Markets Bond Fund, Class C	Class C (if shares are redeemed)	306	664	1,148	2,487
Columbia Emerging Markets Bond Fund, Class I	Class I (whether or not shares are redeemed)	85	276	484	1,084
Columbia Emerging Markets Bond Fund, Class R4	Class R4 (whether or not shares are redeemed)	115	370	645	1,432
Columbia Emerging Markets Bond Fund, Class W	Class W (whether or not shares are redeemed)	130	434	760	1,685

Expense Example, No Redemption - Columbia Emerging Markets Bond Fund (Class A,B,C,I,R4 and W Shares) Columbia Emerging Markets Bond Fund Class A, B, C, I, R4 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Emerging Markets Bond Fund, Class B	Class B (if shares are not redeemed)	206	664	1,148	2,296
Columbia Emerging Markets Bond Fund, Class C	Class C (if shares are not redeemed)	206	664	1,148	2,487

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
38.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co- operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +16.87% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -12.38% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Emerging Markets Bond Fund (Class A,B,C,I,R4 and W Shares) Class A, B, C, I, R4 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class A Before taxes	Columbia Emerging Markets Bond Fund:	Class A- before taxes		10.35%	7.76%	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class A After taxes on distributions	Columbia Emerging Markets Bond Fund:	Class A- after taxes on distributions		7.63%	5.53%	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class A After taxes on distributions and redemption of fund shares	Columbia Emerging Markets Bond Fund:	Class A- after taxes on distributions and redemption of fund shares		6.65%	5.28%	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class B Before taxes	Columbia Emerging Markets Bond Fund:	Class B - before taxes		9.89%	7.71%	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class C Before taxes	Columbia Emerging Markets Bond Fund:	Class C - before taxes		14.02%	8.02%	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class I Before taxes	Columbia Emerging Markets Bond Fund:	Class I - before taxes		16.28%	9.27%	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class R4 Before taxes	Columbia Emerging Markets Bond Fund:	Class R4 - before taxes		15.85%	9.06%	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class W Before taxes	Columbia Emerging Markets Bond Fund:	Class W - before taxes		15.67%	8.88%	Dec 1, 2006
J.P. Morgan Emerging Markets Bond Index-Global		J.P. Morgan Emerging Markets Bond Index-Global	(reflects no deduction for fees, expenses or taxes)	12.04%
J.P. Morgan Emerging Markets Bond Index-Global Since Inception, 2006-02-16					8.08%	Feb 16, 2006
J.P. Morgan Emerging Markets Bond Index-Global Since Inception, 2006-12-01					8.02%	Dec 1, 2006
Lipper Emerging Markets Debt Funds Index		Lipper Emerging Markets Debt Funds Index	(reflects no deduction for fees or taxes)	13.35%
Lipper Emerging Markets Debt Funds Index Since Inception, 2006-02-16					7.28%	Feb 16, 2006
Lipper Emerging Markets Debt Funds Index Since Inception, 2006-12-01					6.91%	Dec 1, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Emerging Markets Bond Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Emerging Markets Bond Fund (Class Z Shares)	Columbia Emerging Markets Bond Fund Class Z Shares Columbia Emerging Markets Bond Fund, Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Emerging Markets Bond Fund (Class Z Shares)		Columbia Emerging Markets Bond Fund Class Z Shares Columbia Emerging Markets Bond Fund, Class Z
Operating Expenses Column [Text]		Class Z
Management fees		0.72%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.44%
Total annual fund operating expenses		1.16%
Less: Fee waiver/expense reimbursement	[2]	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.03%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.03% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Emerging Markets Bond Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Emerging Markets Bond Fund Class Z Shares Columbia Emerging Markets Bond Fund, Class Z	Class Z	105	356	627	1,402

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
38.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +16.87% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -12.38% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Emerging Markets Bond Fund (Class Z Shares) Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year		Since Inception		Inception Date
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class A Before taxes	Columbia Emerging Markets Bond Fund:	Class A- before taxes		15.86%	[1]	8.84%	[1]	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class A After taxes on distributions	Columbia Emerging Markets Bond Fund:	Class A- after taxes on distributions		13.00%	[1]	6.59%	[1]	Feb 16, 2006
Columbia Emerging Markets Bond Fund Columbia Emerging Markets Bond Fund, Class A After taxes on distributions and redemption of fund shares	Columbia Emerging Markets Bond Fund:	Class A- after taxes on distributions and redemption of fund shares		10.23%	[1]	6.22%	[1]	Feb 16, 2006
J.P. Morgan Emerging Markets Bond Index-Global		J.P. Morgan Emerging Markets Bond Index-Global	(reflects no deduction for fees,expenses or taxes)	12.04%
J.P. Morgan Emerging Markets Bond Index-Global Since Inception, 2006-02-16						8.08%		Feb 16, 2006
Lipper Emerging Markets Debt Funds Index		Lipper Emerging Markets Debt Funds Index	(reflects no deduction for fees or taxes)	13.35%
Lipper Emerging Markets Debt Funds Index Since Inception, 2006-02-16						7.28%		Feb 16, 2006
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Emerging Markets Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Emerging Markets Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares	Columbia Emerging Markets Opportunity Fund, Class A	Columbia Emerging Markets Opportunity Fund, Class B	Columbia Emerging Markets Opportunity Fund, Class C	Columbia Emerging Markets Opportunity Fund, Class I	Columbia Emerging Markets Opportunity Fund, Class R	Columbia Emerging Markets Opportunity Fund, Class R4	Columbia Emerging Markets Opportunity Fund, Class R5	Columbia Emerging Markets Opportunity Fund, Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Emerging Markets Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Emerging Markets Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares		Columbia Emerging Markets Opportunity Fund, Class A	Columbia Emerging Markets Opportunity Fund, Class B	Columbia Emerging Markets Opportunity Fund, Class C	Columbia Emerging Markets Opportunity Fund, Class I	Columbia Emerging Markets Opportunity Fund, Class R	Columbia Emerging Markets Opportunity Fund, Class R4	Columbia Emerging Markets Opportunity Fund, Class R5	Columbia Emerging Markets Opportunity Fund, Class W
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Management fees	[1]	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%
Other expenses	[2]	0.53%	0.53%	0.53%	0.28%	0.53%	0.58%	0.33%	0.53%
Total annual fund operating expenses		1.85%	2.60%	2.60%	1.35%	2.10%	1.65%	1.40%	1.85%
Less: Fee waiver/expense reimbursement	[3]	(0.01%)	(0.01%)	(0.01%)	none	(0.01%)	none	none	(0.01%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	1.84%	2.59%	2.59%	1.35%	2.09%	1.65%	1.40%	1.84%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee rate.
[2]	The expense ratios have been adjusted to reflect current fees.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.01% for the most recent fiscal year), will not exceed 1.85% for Class A, 2.60% for Class B, 2.60% for Class C, 1.41% for Class I, 2.10% for Class R, 1.71% for Class R4, 1.46% for Class R5 and 1.85% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Emerging Markets Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Emerging Markets Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Emerging Markets Opportunity Fund, Class A	Class A (whether or not shares are redeemed)	751	1,123	1,518	2,623
Columbia Emerging Markets Opportunity Fund, Class B	Class B (if shares are redeemed)	762	1,108	1,580	2,755
Columbia Emerging Markets Opportunity Fund, Class C	Class C (if shares are redeemed)	362	808	1,380	2,937
Columbia Emerging Markets Opportunity Fund, Class I	Class I (whether or not shares are redeemed)	137	428	740	1,629
Columbia Emerging Markets Opportunity Fund, Class R	Class R (whether or not shares are redeemed)	212	657	1,129	2,435
Columbia Emerging Markets Opportunity Fund, Class R4	Class R4 (whether or not shares are redeemed)	168	521	898	1,960
Columbia Emerging Markets Opportunity Fund, Class R5	Class R5 (whether or not shares are redeemed)	143	443	767	1,685
Columbia Emerging Markets Opportunity Fund, Class W	Class W (whether or not shares are redeemed)	187	581	1,001	2,173

Expense Example, No Redemption - Columbia Emerging Markets Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Columbia Emerging Markets Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Emerging Markets Opportunity Fund, Class B	Class B (if shares are not redeemed)	262	808	1,380	2,755
Columbia Emerging Markets Opportunity Fund, Class C	Class C (if shares are not redeemed)	262	808	1,380	2,937

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
96.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Portfolio Turnover Risk. The investment manager/subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out the Fund’s principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class W shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +32.99% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -29.68% (quarter ended Sep. 30, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Emerging Markets Opportunity Fund (Class A,B,C,I,R,R4,R5 and W Shares) Class A, B, C, I, R, R4, R5 and W Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year		5 years		10 years		Since Inception	Inception Date
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class A Before taxes	Columbia Emerging Markets Opportunity Fund:	Class A - before taxes			12.57%		10.35%		13.60%
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class A After taxes on distributions	Columbia Emerging Markets Opportunity Fund:	Class A - after taxes on distributions			12.39%		7.81%		12.23%
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class A After taxes on distributions and redemption of fund shares	Columbia Emerging Markets Opportunity Fund:	Class A - after taxes on distributions and redemption of fund shares			8.85%		7.87%		11.63%
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class A Before taxes without sales charges	Columbia Emerging Markets Opportunity Fund:	Class A- (without sales charges) before taxes	[1]		19.45%	[1]	11.66%	[1]	14.27%	[1]
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class B Before taxes	Columbia Emerging Markets Opportunity Fund:	Class B - before taxes			13.48%		10.52%		13.39%
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class C Before taxes	Columbia Emerging Markets Opportunity Fund:	Class C - before taxes			17.48%		10.80%		13.43%
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class I Before taxes	Columbia Emerging Markets Opportunity Fund:	Class I - before taxes			19.96%		12.21%				15.34%	Mar 4, 2004
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class R Before taxes	Columbia Emerging Markets Opportunity Fund:	Class R - before taxes			18.97%						24.75%	Aug 3, 2009
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class R4 Before taxes	Columbia Emerging Markets Opportunity Fund:	Class R4 - before taxes			19.69%		11.97%		14.52%
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class R5 Before taxes	Columbia Emerging Markets Opportunity Fund:	Class R5 - before taxes			19.96%						5.70%	Aug 1, 2008
MSCI Emerging Markets Index		MSCI Emerging Markets Index		(reflects no deduction for fees,Expenses or taxes)	19.20%		13.11%		16.23%
MSCI Emerging Markets Index Since Inception, 2004-03-04											16.58%	Mar 4, 2004
MSCI Emerging Markets Index Since Inception, 2009-08-03											25.20%	Aug 3, 2009
MSCI Emerging Markets Index Since Inception, 2008-08-01											7.38%	Aug 1, 2008
Lipper Emerging Markets Funds Index		Lipper Emerging Markets Funds Index		(reflects no deduction for fees or taxes)	20.14%		11.25%		15.17%
Lipper Emerging Markets Funds Index Since Inception, 2004-03-04											15.07%	Mar 4, 2004
Lipper Emerging Markets Funds Index Since Inception, 2009-08-03											25.43%	Aug 3, 2009
Lipper Emerging Markets Funds Index Since Inception, 2008-08-01											5.31%	Aug 1, 2008
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class W shares,which are sold without a sales charge, would have substantially similar annual returns as Class A shares (without sales charges) because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Emerging Markets Opportunity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Emerging Markets Opportunity Fund (Class Z Shares)	Columbia Emerging Markets Opportunity Fund Class Z Shares Columbia Emerging Markets Opportunity Fund, Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Emerging Markets Opportunity Fund (Class Z Shares)		Columbia Emerging Markets Opportunity Fund Class Z Shares Columbia Emerging Markets Opportunity Fund, Class Z
Operating Expenses Column [Text]		Class Z
Management fees	[1]	1.07%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.53%
Total annual fund operating expenses		1.60%
Less: Fee waiver/expense reimbursement	[3]	(0.01%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	1.59%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[2]	Other expenses for Class Z shares are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.01% for the most recent fiscal year), will not exceed 1.60% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Emerging Markets Opportunity Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Emerging Markets Opportunity Fund Class Z Shares Columbia Emerging Markets Opportunity Fund, Class Z	Class Z	162	504	871	1,904

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
96.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Portfolio Turnover Risk. The investment manager/subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out the Fund’s principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +32.99% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -29.68% (quarter ended Sep. 30, 2008).
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Emerging Markets Opportunity Fund (Class Z Shares) Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year		5 years		10 years
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class A Before taxes	Columbia Emerging Markets Opportunity Fund:	Class A - before taxes		19.45%	[1]	11.66%	[1]	14.27%	[1]
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class A After taxes on distributions	Columbia Emerging Markets Opportunity Fund:	Class A - after taxes on distributions		19.25%	[1]	9.10%	[1]	12.90%	[1]
Columbia Emerging Markets Opportunity Fund Columbia Emerging Markets Opportunity Fund, Class A After taxes on distributions and redemption of fund shares	Columbia Emerging Markets Opportunity Fund:	Class A - after taxes on distributions and redemption of fund shares		13.35%	[1]	9.02%	[1]	12.26%	[1]
MSCI Emerging Markets Index		MSCI Emerging Markets Index	(reflects no deduction for fees, Expenses or taxes)	19.20%		13.11%		16.23%
Lipper Emerging Markets Funds Index		Lipper Emerging Markets Funds Index	(reflects no deduction for fees or taxes)	20.14%		11.25%		15.17%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.7 of this prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Equity Value Fund (Class A,B,C,I,R,R3,R4,R5 and W Shares) Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Columbia Equity Value Fund, Class A	Columbia Equity Value Fund, Class B	Columbia Equity Value Fund, Class C	Columbia Equity Value Fund, Class I	Columbia Equity Value Fund, Class R	Columbia Equity Value Fund, Class R3	Columbia Equity Value Fund, Class R4	Columbia Equity Value Fund, Class R5	Columbia Equity Value Fund, Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Equity Value Fund (Class A,B,C,I,R,R3,R4,R5 and W Shares) Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Columbia Equity Value Fund, Class A	Columbia Equity Value Fund, Class B	Columbia Equity Value Fund, Class C	Columbia Equity Value Fund, Class I	Columbia Equity Value Fund, Class R	Columbia Equity Value Fund, Class R3	Columbia Equity Value Fund, Class R4	Columbia Equity Value Fund, Class R5	Columbia Equity Value Fund, Class W
Operating Expenses Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%
Other expenses	0.33%	0.34%	0.34%	0.15%	0.44%	0.41%	0.41%	0.16%	0.27%
Total annual fund operating expenses	1.09%	1.85%	1.85%	0.66%	1.45%	1.17%	0.92%	0.67%	1.03%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Equity Value Fund (Class A,B,C,I,R,R3,R4,R5 and W Shares) Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Equity Value Fund, Class A	Class A (whether or not shares are redeemed)	680	902	1,142	1,832
Columbia Equity Value Fund, Class B	Class B (if shares are redeemed)	688	882	1,202	1,975
Columbia Equity Value Fund, Class C	Class C (if shares are redeemed)	288	582	1,002	2,174
Columbia Equity Value Fund, Class I	Class I (whether or not shares are redeemed)	67	211	368	826
Columbia Equity Value Fund, Class R	Class R (whether or not shares are redeemed)	148	459	793	1,740
Columbia Equity Value Fund, Class R3	Class R3 (whether or not shares are redeemed)	119	372	645	1,425
Columbia Equity Value Fund, Class R4	Class R4 (whether or not shares are redeemed)	94	294	510	1,136
Columbia Equity Value Fund, Class R5	Class R5 (whether or not shares are redeemed)	68	215	374	838
Columbia Equity Value Fund, Class W	Class W (whether or not shares are redeemed)	105	328	570	1,264

Expense Example, No Redemption - Columbia Equity Value Fund (Class A,B,C,I,R,R3,R4,R5 and W Shares) Columbia Equity Value Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Equity Value Fund, Class B	Class B (if shares are not redeemed)	188	582	1,002	1,975
Columbia Equity Value Fund, Class C	Class C (if shares are not redeemed)	188	582	1,002	2,174

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
30.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Equity Value Fund (Class A,B,C,I,R,R3,R4,R5 and W Shares) Class A, B, C, I, R, R3, R4, R5 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class A	Columbia Equity Value Fund:	Class A - before taxes		7.68%	1.45%	2.59%
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class B	Columbia Equity Value Fund:	Class B - before taxes		8.36%	1.53%	2.40%
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class C	Columbia Equity Value Fund:	Class C - before taxes		12.29%	1.87%	2.40%
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class I	Columbia Equity Value Fund:	Class I - before taxes		14.75%	3.11%		5.46%	Mar 4, 2004
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class R	Columbia Equity Value Fund:	Class R - before taxes		13.96%			(1.35%)	Dec 11, 2006
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class R3	Columbia Equity Value Fund:	Class R3 - before taxes		14.15%			(1.17%)	Dec 11, 2006
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class R4	Columbia Equity Value Fund:	Class R4 - before taxes		14.42%	2.84%	3.37%
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class R5	Columbia Equity Value Fund:	Class R5 - before taxes		14.60%			(0.76%)	Dec 11, 2006
Columbia Equity Value Fund Before taxes Columbia Equity Value Fund, Class W	Columbia Equity Value Fund:	Class W - before taxes		14.15%			(0.80%)	Dec 1, 2006
Columbia Equity Value Fund After taxes on distributions Columbia Equity Value Fund, Class A	Columbia Equity Value Fund:	Class A - after taxes on distributions		7.52%	0.59%	1.76%
Columbia Equity Value Fund After taxes on distributions and redemption of fund shares Columbia Equity Value Fund, Class A	Columbia Equity Value Fund:	Class A - after taxes on distributions and redemption of fund shares		5.18%	0.93%	1.84%
Russell 1000 Value Index		Russell 1000 ® Value Index	(reflects no deduction for fees, Expenses or taxes)	15.51%	1.28%	3.26%
Russell 1000 Value Index Since Inception, 2004-03-04							3.52%	Mar 4, 2004
Russell 1000 Value Index Since inception, 2006-12-11							(3.08%)	Dec 11, 2006
Russell 1000 Value Index Since Inception, 2006-12-01							(2.77%)	Dec 1, 2006
Lipper Large-Cap Value Funds Index		Lipper Large-Cap Value Funds Index	(reflects no deduction for fees or taxes)	13.02%	1.52%	1.89%
Lipper Large-Cap Value Funds Index Since Inception, 2004-03-04							3.05%	Mar 4, 2004
Lipper Large-Cap Value Funds Index Since inception, 2006-12-11							(2.04%)	Dec 11, 2006
Lipper Large-Cap Value Funds Index Since Inception, 2006-12-01							(1.67%)	Dec 1, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Strategy Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Equity Value Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Equity Value Fund (Class Z Shares)	Columbia Equity Value Fund Class Z Shares Columbia Equity Value Fund, Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Equity Value Fund (Class Z Shares)		Columbia Equity Value Fund Class Z Shares Columbia Equity Value Fund, Class Z
Operating Expenses Column [Text]		Class Z
Management fees		0.51%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.38%
Total annual fund operating expenses		0.89%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Equity Value Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia Equity Value Fund Class Z Shares Columbia Equity Value Fund, Class Z	Class Z	91	284	494	1,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
30.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z Shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Equity Value Fund (Class Z Shares) Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year		5 years		10 years
Columbia Equity Value Fund Columbia Equity Value Fund, Class A Before taxes	Columbia Equity Value Fund:	Class A -before taxes		14.25%	[1]	2.66%	[1]	3.20%	[1]
Columbia Equity Value Fund Columbia Equity Value Fund, Class A After taxes on distributions	Columbia Equity Value Fund:	Class A -after taxes on distributions		14.09%	[1]	1.79%	[1]	2.37%	[1]
Columbia Equity Value Fund Columbia Equity Value Fund, Class A After taxes on distributions and redemption of fund shares	Columbia Equity Value Fund:	Class A -after taxes on distributions and redemption of fund shares		9.46%	[1]	1.96%	[1]	2.37%	[1]
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%		1.28%		3.26%
Lipper Large-Cap Value Funds Index		Lipper Large-Cap Value Funds Index	(reflects no deduction for fees or taxes)	13.02%		1.52%		1.89%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Strategy Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia European Equity Fund | Class A, B, C, I and R4 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions" on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia European Equity Fund (Class A,B,C,I and R4 Shares) Columbia European Equity Fund Class A, B, C, I and R4 Shares	Columbia European Equity Fund, Class A	Columbia European Equity Fund, Class B	Columbia European Equity Fund, Class C	Columbia European Equity Fund, Class I	Columbia European Equity Fund, Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses - Columbia European Equity Fund (Class A,B,C,I and R4 Shares) Columbia European Equity Fund		Class A, B, C, I and R4 Shares	Class A, B, C, I and R4 Shares Columbia European Equity Fund, Class A	Class A, B, C, I and R4 Shares Columbia European Equity Fund, Class B	Class A, B, C, I and R4 Shares Columbia European Equity Fund, Class C	Class A, B, C, I and R4 Shares Columbia European Equity Fund, Class I	Class A, B, C, I and R4 Shares Columbia European Equity Fund, Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R4
Management fees	[2]		0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	none
Other expenses			0.67%	0.67%	0.67%	0.35%	0.65%
Total annual fund operating expenses			1.70%	2.45%	2.45%	1.13%	1.43%
Less: Fee waiver/expense reimbursement	[3]		(0.19%)	(0.19%)	(0.19%)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.51%	2.26%	2.26%	1.06%	1.36%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	In September 2010, the Fund's Board approved an amended investment management services agreement which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.02% for the most recent fiscal year), will not exceed 1.53% for Class A, 2.28% for Class B, 2.28% for Class C, 1.08% for Class I and 1.38% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia European Equity Fund (Class A,B,C,I and R4 Shares) Columbia European Equity Fund Class A, B, C, I and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia European Equity Fund, Class A	Class A (whether or not shares are redeemed)	720	1,063	1,429	2,458
Columbia European Equity Fund, Class B	Class B (if shares are redeemed)	729	1,046	1,489	2,590
Columbia European Equity Fund, Class C	Class C (if shares are redeemed)	329	746	1,289	2,776
Columbia European Equity Fund, Class I	Class I (whether or not shares are redeemed)	108	352	616	1,373
Columbia European Equity Fund, Class R4	Class R4 (whether or not shares are redeemed)	138	446	776	1,712

Expense Example, No Redemption - Columbia European Equity Fund (Class A,B,C,I and R4 Shares) Columbia European Equity Fund Class A, B, C, I and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia European Equity Fund, Class B	Class B (if shares are not redeemed)	229	746	1,289	2,590
Columbia European Equity Fund, Class C	Class C (if shares are not redeemed)	229	746	1,289	2,776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
115.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

• It is organized under the laws of a European country and has a principal office in a European country;

• It derives at least 50% of its total revenues from businesses in Europe; or

• Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund can invest in securities of companies of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in European companies, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting European companies and countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of European companies fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +21.59% (quarter ended Sept. 30, 2010). • Lowest return for a calendar quarter was -23.82% (quarter ended Sept. 30, 2002).
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia European Equity Fund (Class A,B,C,I and R4 Shares) Class A, B, C, I and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia European Equity Fund Columbia European Equity Fund, Class A Before taxes	Columbia European Equity Fund:	Class A-before taxes		11.53%	6.55%	2.62%
Columbia European Equity Fund Columbia European Equity Fund, Class A After taxes on distributions	Columbia European Equity Fund:	Class A-after taxes on distributions		11.59%	6.19%	2.30%
Columbia European Equity Fund Columbia European Equity Fund, Class A After taxes on distributions and redemption of fund shares	Columbia European Equity Fund:	Class A-after taxes on distributions and redemption of fund shares		7.73%	5.46%	2.06%
Columbia European Equity Fund Columbia European Equity Fund, Class B Before taxes	Columbia European Equity Fund:	Class B -before taxes		12.55%	6.71%	2.44%
Columbia European Equity Fund Columbia European Equity Fund, Class C Before taxes	Columbia European Equity Fund:	Class C -before taxes		16.53%	6.99%	2.44%
Columbia European Equity Fund Columbia European Equity Fund, Class I Before taxes	Columbia European Equity Fund:	Class I -before taxes		19.11%	8.33%		10.52%	Mar 4, 2004
Columbia European Equity Fund Columbia European Equity Fund, Class R4 Before taxes	Columbia European Equity Fund:	Class R4 -before taxes		18.61%	8.11%	3.45%
MSCI Europe Index		MSCI Europe Index	(reflects no deduction for fees, expenses or taxes)	4.49%	3.45%	3.77%
MSCI Europe Index Since Inception, 2004-03-04							6.99%	Mar 4, 2004
Lipper European Funds Index		Lipper European Funds Index	(reflects no deduction for fees or taxes)	10.37%	5.19%	4.68%
Lipper European Funds Index Since Inception, 2004-03-04							9.07%	Mar 4, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia European Equity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia European Equity Fund (Class Z Shares)	Columbia European Equity Fund Class Z Shares Columbia European Equity Fund, Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia European Equity Fund (Class Z Shares)		Columbia European Equity Fund Class Z Shares Columbia European Equity Fund, Class Z
Operating Expenses Column [Text]		Class Z
Management fees	[1]	0.78%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.67%
Total annual fund operating expenses		1.45%
Less: Fee waiver/expense reimbursement	[3]	(0.19%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	1.26%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[2]	Other expenses for Class Z shares are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.02% for the most recent fiscal year), will not exceed 1.28% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia European Equity Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 Years	10 years
Columbia European Equity Fund Class Z Shares Columbia European Equity Fund, Class Z	Class Z	128	440	775	1,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
115.00%
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

• It is organized under the laws of a European country and has a principal office in a European country;

• It derives at least 50% of its total revenues from businesses in Europe; or

• Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund can invest in securities of companies of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in European companies, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting European companies and countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of European companies fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +21.59% (quarter ended Sept. 30, 2010). • Lowest return for a calendar quarter was -23.82% (quarter ended Sept. 30, 2002).
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia European Equity Fund (Class Z Shares) Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year		5 years		10 years
Columbia European Equity Fund Columbia European Equity Fund, Class A Before taxes	Columbia European Equity Fund:	Class A -before taxes		18.34%	[1]	7.83%	[1]	3.23%	[1]
Columbia European Equity Fund Columbia European Equity Fund, Class A After taxes on distributions	Columbia European Equity Fund:	Class A -after taxes on distributions		18.40%	[1]	7.46%	[1]	2.91%	[1]
Columbia European Equity Fund Columbia European Equity Fund, Class A After taxes on distributions and redemption of fund shares	Columbia European Equity Fund:	Class A -after taxes on distributions and redemption of fund shares		12.18%	[1]	6.57%	[1]	2.60%	[1]
MSCI Europe Index		MSCI Europe Index	(reflects no deduction for fees, expenses or taxes)	4.49%		3.45%		3.77%
Lipper European Funds Index		Lipper European Funds Index	(reflects no deduction for fees or taxes)	10.37%		5.19%		4.68%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.7 of this prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.7 of this prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800-345-6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of marketperformance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800-345-6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +17.62% (quarter ended Sept. 30, 2009). • Lowest return for a calendar quarter was -19.73% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Dividend Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +17.62% (quarter ended Sept. 30, 2009). • Lowest return for a calendar quarter was -19.73% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,198
10 years	rr_ExpenseExampleYear10	1,951
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.98%)
2002	rr_AnnualReturn2002	(21.47%)
2003	rr_AnnualReturn2003	16.59%
2004	rr_AnnualReturn2004	13.72%
2005	rr_AnnualReturn2005	7.41%
2006	rr_AnnualReturn2006	23.25%
2007	rr_AnnualReturn2007	5.36%
2008	rr_AnnualReturn2008	(35.92%)
2009	rr_AnnualReturn2009	28.71%
2010	rr_AnnualReturn2010	16.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.73%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A- before taxes
1 year	rr_AverageAnnualReturnYear01	10.15%
5 years	rr_AverageAnnualReturnYear05	3.36%
10 years	rr_AverageAnnualReturnYear10	0.16%
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | After taxes on distributions | Columbia Dividend Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A-after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.53%
5 years	rr_AverageAnnualReturnYear05	2.21%
10 years	rr_AverageAnnualReturnYear10	(0.91%)
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | After taxes on distributions and redemption of fund shares | Columbia Dividend Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A -after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	7.30%
5 years	rr_AverageAnnualReturnYear05	2.23%
10 years	rr_AverageAnnualReturnYear10	(0.48%)
Columbia Dividend Opportunity Fund | Class Z Shares | Columbia Dividend Opportunity Fund, Class A
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.98%)
2002	rr_AnnualReturn2002	(21.47%)
2003	rr_AnnualReturn2003	16.59%
2004	rr_AnnualReturn2004	13.72%
2005	rr_AnnualReturn2005	7.41%
2006	rr_AnnualReturn2006	23.25%
2007	rr_AnnualReturn2007	5.36%
2008	rr_AnnualReturn2008	(35.92%)
2009	rr_AnnualReturn2009	28.71%
2010	rr_AnnualReturn2010	16.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.73%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Columbia Dividend Opportunity Fund | Class Z Shares | Before taxes | Columbia Dividend Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A- before taxes
1 year	rr_AverageAnnualReturnYear01	16.87%	[1]
5 years	rr_AverageAnnualReturnYear05	4.59%	[1]
10 years	rr_AverageAnnualReturnYear10	0.76%	[1]
Columbia Dividend Opportunity Fund | Class Z Shares | After taxes on distributions | Columbia Dividend Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A-after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	16.21%	[1]
5 years	rr_AverageAnnualReturnYear05	3.43%	[1]
10 years	rr_AverageAnnualReturnYear10	(0.32%)	[1]
Columbia Dividend Opportunity Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Dividend Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A-after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	11.71%	[1]
5 years	rr_AverageAnnualReturnYear05	3.28%	[1]
10 years	rr_AverageAnnualReturnYear10	0.02%	[1]
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,263
10 years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	619
5 years	rr_ExpenseExampleNoRedemptionYear05	1,063
10 years	rr_ExpenseExampleNoRedemptionYear10	2,101
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B-before taxes
1 year	rr_AverageAnnualReturnYear01	10.74%
5 years	rr_AverageAnnualReturnYear05	3.45%
10 years	rr_AverageAnnualReturnYear10	(0.02%)
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	299
3 years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	1,058
10 years	rr_ExpenseExampleYear10	2,290
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	616
5 years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 years	rr_ExpenseExampleNoRedemptionYear10	2,290
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C-before taxes
1 year	rr_AverageAnnualReturnYear01	14.94%
5 years	rr_AverageAnnualReturnYear05	3.79%
10 years	rr_AverageAnnualReturnYear10	(0.02%)
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	423
10 years	rr_ExpenseExampleYear10	946
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I-before taxes
1 year	rr_AverageAnnualReturnYear01	17.29%
5 years	rr_AverageAnnualReturnYear05	5.02%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	872
10 years	rr_ExpenseExampleYear10	1,905
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R-before taxes
1 year	rr_AverageAnnualReturnYear01	16.52%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,299
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4-before taxes
1 year	rr_AverageAnnualReturnYear01	16.98%
5 years	rr_AverageAnnualReturnYear05	4.86%
10 years	rr_AverageAnnualReturnYear10	0.96%
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,018
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R5-before taxes
1 year	rr_AverageAnnualReturnYear01	17.25%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Dividend Opportunity Fund, Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	655
10 years	rr_ExpenseExampleYear10	1,448
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Dividend Opportunity Fund, Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class W-before taxes
1 year	rr_AverageAnnualReturnYear01	16.90%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Dividend Opportunity Fund | Class Z Shares | Columbia Dividend Opportunity Fund, Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	526
10 years	rr_ExpenseExampleYear10	1,171
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, through capital appreciation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co- operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +16.87% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -12.38% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Emerging Markets Bond Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, through capital appreciation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +16.87% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -12.38% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Columbia Emerging Markets Bond Fund, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	599
3 years	rr_ExpenseExampleYear03	888
5 Years	rr_ExpenseExampleYear05	1,199
10 years	rr_ExpenseExampleYear10	2,080
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.76%
2008	rr_AnnualReturn2008	(19.57%)
2009	rr_AnnualReturn2009	41.73%
2010	rr_AnnualReturn2010	15.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Before taxes | Columbia Emerging Markets Bond Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A- before taxes
1 year	rr_AverageAnnualReturnYear01	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | After taxes on distributions | Columbia Emerging Markets Bond Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A- after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | After taxes on distributions and redemption of fund shares | Columbia Emerging Markets Bond Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A- after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class Z Shares | Columbia Emerging Markets Bond Fund, Class A
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.76%
2008	rr_AnnualReturn2008	(19.57%)
2009	rr_AnnualReturn2009	41.73%
2010	rr_AnnualReturn2010	15.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Columbia Emerging Markets Bond Fund | Class Z Shares | Before taxes | Columbia Emerging Markets Bond Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A- before taxes
1 year	rr_AverageAnnualReturnYear01	15.86%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class Z Shares | After taxes on distributions | Columbia Emerging Markets Bond Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A- after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	13.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Emerging Markets Bond Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A- after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	10.23%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Columbia Emerging Markets Bond Fund, Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	964
5 Years	rr_ExpenseExampleYear05	1,348
10 years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	664
5 years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 years	rr_ExpenseExampleNoRedemptionYear10	2,296
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Before taxes | Columbia Emerging Markets Bond Fund, Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	9.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Columbia Emerging Markets Bond Fund, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	664
5 Years	rr_ExpenseExampleYear05	1,148
10 years	rr_ExpenseExampleYear10	2,487
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	664
5 years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 years	rr_ExpenseExampleNoRedemptionYear10	2,487
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Before taxes | Columbia Emerging Markets Bond Fund, Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	14.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Columbia Emerging Markets Bond Fund, Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	484
10 years	rr_ExpenseExampleYear10	1,084
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Before taxes | Columbia Emerging Markets Bond Fund, Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	16.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Columbia Emerging Markets Bond Fund, Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	370
5 Years	rr_ExpenseExampleYear05	645
10 years	rr_ExpenseExampleYear10	1,432
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Before taxes | Columbia Emerging Markets Bond Fund, Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	15.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Columbia Emerging Markets Bond Fund, Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	760
10 years	rr_ExpenseExampleYear10	1,685
Columbia Emerging Markets Bond Fund | Class A, B, C, I, R4 and W Shares | Before taxes | Columbia Emerging Markets Bond Fund, Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class W - before taxes
1 year	rr_AverageAnnualReturnYear01	15.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Emerging Markets Bond Fund | Class Z Shares | Columbia Emerging Markets Bond Fund, Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	627
10 years	rr_ExpenseExampleYear10	1,402
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Portfolio Turnover Risk. The investment manager/subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out the Fund’s principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class W shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class W shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +32.99% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -29.68% (quarter ended Sep. 30, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Emerging Markets Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Portfolio Turnover Risk. The investment manager/subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out the Fund’s principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +32.99% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -29.68% (quarter ended Sep. 30, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.84%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	751
3 years	rr_ExpenseExampleYear03	1,123
5 Years	rr_ExpenseExampleYear05	1,518
10 years	rr_ExpenseExampleYear10	2,623
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.85%)
2002	rr_AnnualReturn2002	(3.06%)
2003	rr_AnnualReturn2003	40.60%
2004	rr_AnnualReturn2004	24.44%
2005	rr_AnnualReturn2005	34.10%
2006	rr_AnnualReturn2006	34.25%
2007	rr_AnnualReturn2007	37.23%
2008	rr_AnnualReturn2008	(54.91%)
2009	rr_AnnualReturn2009	74.94%
2010	rr_AnnualReturn2010	19.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.99%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	12.57%
5 years	rr_AverageAnnualReturnYear05	10.35%
10 years	rr_AverageAnnualReturnYear10	13.60%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | After taxes on distributions | Columbia Emerging Markets Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.39%
5 years	rr_AverageAnnualReturnYear05	7.81%
10 years	rr_AverageAnnualReturnYear10	12.23%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | After taxes on distributions and redemption of fund shares | Columbia Emerging Markets Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.85%
5 years	rr_AverageAnnualReturnYear05	7.87%
10 years	rr_AverageAnnualReturnYear10	11.63%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class A | Before taxes without sales charges
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A- (without sales charges) before taxes	[8]
1 year	rr_AverageAnnualReturnYear01	19.45%	[8]
5 years	rr_AverageAnnualReturnYear05	11.66%	[8]
10 years	rr_AverageAnnualReturnYear10	14.27%	[8]
Columbia Emerging Markets Opportunity Fund | Class Z Shares | Columbia Emerging Markets Opportunity Fund, Class A
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.85%)
2002	rr_AnnualReturn2002	(3.06%)
2003	rr_AnnualReturn2003	40.60%
2004	rr_AnnualReturn2004	24.44%
2005	rr_AnnualReturn2005	34.10%
2006	rr_AnnualReturn2006	34.25%
2007	rr_AnnualReturn2007	37.23%
2008	rr_AnnualReturn2008	(54.91%)
2009	rr_AnnualReturn2009	74.94%
2010	rr_AnnualReturn2010	19.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.99%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Columbia Emerging Markets Opportunity Fund | Class Z Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	19.45%	[1]
5 years	rr_AverageAnnualReturnYear05	11.66%	[1]
10 years	rr_AverageAnnualReturnYear10	14.27%	[1]
Columbia Emerging Markets Opportunity Fund | Class Z Shares | After taxes on distributions | Columbia Emerging Markets Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	19.25%	[1]
5 years	rr_AverageAnnualReturnYear05	9.10%	[1]
10 years	rr_AverageAnnualReturnYear10	12.90%	[1]
Columbia Emerging Markets Opportunity Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Emerging Markets Opportunity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	13.35%	[1]
5 years	rr_AverageAnnualReturnYear05	9.02%	[1]
10 years	rr_AverageAnnualReturnYear10	12.26%	[1]
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.59%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	762
3 years	rr_ExpenseExampleYear03	1,108
5 Years	rr_ExpenseExampleYear05	1,580
10 years	rr_ExpenseExampleYear10	2,755
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	262
3 years	rr_ExpenseExampleNoRedemptionYear03	808
5 years	rr_ExpenseExampleNoRedemptionYear05	1,380
10 years	rr_ExpenseExampleNoRedemptionYear10	2,755
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	13.48%
5 years	rr_AverageAnnualReturnYear05	10.52%
10 years	rr_AverageAnnualReturnYear10	13.39%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.59%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	362
3 years	rr_ExpenseExampleYear03	808
5 Years	rr_ExpenseExampleYear05	1,380
10 years	rr_ExpenseExampleYear10	2,937
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	262
3 years	rr_ExpenseExampleNoRedemptionYear03	808
5 years	rr_ExpenseExampleNoRedemptionYear05	1,380
10 years	rr_ExpenseExampleNoRedemptionYear10	2,937
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	17.48%
5 years	rr_AverageAnnualReturnYear05	10.80%
10 years	rr_AverageAnnualReturnYear10	13.43%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.35%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	740
10 years	rr_ExpenseExampleYear10	1,629
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	19.96%
5 years	rr_AverageAnnualReturnYear05	12.21%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.09%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	212
3 years	rr_ExpenseExampleYear03	657
5 Years	rr_ExpenseExampleYear05	1,129
10 years	rr_ExpenseExampleYear10	2,435
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R - before taxes
1 year	rr_AverageAnnualReturnYear01	18.97%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	24.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.65%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	521
5 Years	rr_ExpenseExampleYear05	898
10 years	rr_ExpenseExampleYear10	1,960
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	19.69%
5 years	rr_AverageAnnualReturnYear05	11.97%
10 years	rr_AverageAnnualReturnYear10	14.52%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.40%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	767
10 years	rr_ExpenseExampleYear10	1,685
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Before taxes | Columbia Emerging Markets Opportunity Fund, Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 - before taxes
1 year	rr_AverageAnnualReturnYear01	19.96%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Columbia Emerging Markets Opportunity Fund, Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.84%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	187
3 years	rr_ExpenseExampleYear03	581
5 Years	rr_ExpenseExampleYear05	1,001
10 years	rr_ExpenseExampleYear10	2,173
Columbia Emerging Markets Opportunity Fund | Class Z Shares | Columbia Emerging Markets Opportunity Fund, Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	1.07%	[9]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.59%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	162
3 years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,904
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.7 of this prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.7 of this prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Strategy Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Equity Value Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z Shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z Shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Strategy Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	680
3 years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,142
10 years	rr_ExpenseExampleYear10	1,832
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.40%)
2002	rr_AnnualReturn2002	(25.99%)
2003	rr_AnnualReturn2003	32.31%
2004	rr_AnnualReturn2004	14.77%
2005	rr_AnnualReturn2005	11.78%
2006	rr_AnnualReturn2006	20.27%
2007	rr_AnnualReturn2007	6.81%
2008	rr_AnnualReturn2008	(39.43%)
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	14.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	7.68%
5 years	rr_AverageAnnualReturnYear05	1.45%
10 years	rr_AverageAnnualReturnYear10	2.59%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | After taxes on distributions | Columbia Equity Value Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	7.52%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	1.76%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | After taxes on distributions and redemption of fund shares | Columbia Equity Value Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.18%
5 years	rr_AverageAnnualReturnYear05	0.93%
10 years	rr_AverageAnnualReturnYear10	1.84%
Columbia Equity Value Fund | Class Z Shares | Columbia Equity Value Fund, Class A
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.40%)
2002	rr_AnnualReturn2002	(25.99%)
2003	rr_AnnualReturn2003	32.31%
2004	rr_AnnualReturn2004	14.77%
2005	rr_AnnualReturn2005	11.78%
2006	rr_AnnualReturn2006	20.27%
2007	rr_AnnualReturn2007	6.81%
2008	rr_AnnualReturn2008	(39.43%)
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	14.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Columbia Equity Value Fund | Class Z Shares | Before taxes | Columbia Equity Value Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A -before taxes
1 year	rr_AverageAnnualReturnYear01	14.25%	[1]
5 years	rr_AverageAnnualReturnYear05	2.66%	[1]
10 years	rr_AverageAnnualReturnYear10	3.20%	[1]
Columbia Equity Value Fund | Class Z Shares | After taxes on distributions | Columbia Equity Value Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A -after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	14.09%	[1]
5 years	rr_AverageAnnualReturnYear05	1.79%	[1]
10 years	rr_AverageAnnualReturnYear10	2.37%	[1]
Columbia Equity Value Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Equity Value Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A -after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	9.46%	[1]
5 years	rr_AverageAnnualReturnYear05	1.96%	[1]
10 years	rr_AverageAnnualReturnYear10	2.37%	[1]
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	688
3 years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,202
10 years	rr_ExpenseExampleYear10	1,975
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,002
10 years	rr_ExpenseExampleNoRedemptionYear10	1,975
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	8.36%
5 years	rr_AverageAnnualReturnYear05	1.53%
10 years	rr_AverageAnnualReturnYear10	2.40%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	288
3 years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,002
10 years	rr_ExpenseExampleYear10	2,174
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,002
10 years	rr_ExpenseExampleNoRedemptionYear10	2,174
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	12.29%
5 years	rr_AverageAnnualReturnYear05	1.87%
10 years	rr_AverageAnnualReturnYear10	2.40%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	826
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	14.75%
5 years	rr_AverageAnnualReturnYear05	3.11%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	148
3 years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	793
10 years	rr_ExpenseExampleYear10	1,740
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R - before taxes
1 year	rr_AverageAnnualReturnYear01	13.96%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	645
10 years	rr_ExpenseExampleYear10	1,425
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class R3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R3 - before taxes
1 year	rr_AverageAnnualReturnYear01	14.15%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	510
10 years	rr_ExpenseExampleYear10	1,136
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	14.42%
5 years	rr_AverageAnnualReturnYear05	2.84%
10 years	rr_AverageAnnualReturnYear10	3.37%
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	374
10 years	rr_ExpenseExampleYear10	838
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 - before taxes
1 year	rr_AverageAnnualReturnYear01	14.60%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Equity Value Fund, Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,264
Columbia Equity Value Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before taxes | Columbia Equity Value Fund, Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Equity Value Fund:
Label	rr_AverageAnnualReturnLabel	Class W - before taxes
1 year	rr_AverageAnnualReturnYear01	14.15%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Equity Value Fund | Class Z Shares | Columbia Equity Value Fund, Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	494
10 years	rr_ExpenseExampleYear10	1,100
Columbia European Equity Fund | Class A, B, C, I and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions" on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions" on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

• It is organized under the laws of a European country and has a principal office in a European country;

• It derives at least 50% of its total revenues from businesses in Europe; or

• Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund can invest in securities of companies of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in European companies, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting European companies and countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of European companies fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +21.59% (quarter ended Sept. 30, 2010). • Lowest return for a calendar quarter was -23.82% (quarter ended Sept. 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia European Equity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FudnFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

• It is organized under the laws of a European country and has a principal office in a European country;

• It derives at least 50% of its total revenues from businesses in Europe; or

• Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund can invest in securities of companies of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in European companies, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting European companies and countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of European companies fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +21.59% (quarter ended Sept. 30, 2010). • Lowest return for a calendar quarter was -23.82% (quarter ended Sept. 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Columbia European Equity Fund, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.78%	[9]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.51%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	1,063
5 Years	rr_ExpenseExampleYear05	1,429
10 years	rr_ExpenseExampleYear10	2,458
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(26.88%)
2002	rr_AnnualReturn2002	(18.99%)
2003	rr_AnnualReturn2003	27.64%
2004	rr_AnnualReturn2004	13.94%
2005	rr_AnnualReturn2005	9.40%
2006	rr_AnnualReturn2006	32.83%
2007	rr_AnnualReturn2007	16.69%
2008	rr_AnnualReturn2008	(40.60%)
2009	rr_AnnualReturn2009	33.76%
2010	rr_AnnualReturn2010	18.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Before taxes | Columbia European Equity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A-before taxes
1 year	rr_AverageAnnualReturnYear01	11.53%
5 years	rr_AverageAnnualReturnYear05	6.55%
10 years	rr_AverageAnnualReturnYear10	2.62%
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | After taxes on distributions | Columbia European Equity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A-after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	11.59%
5 years	rr_AverageAnnualReturnYear05	6.19%
10 years	rr_AverageAnnualReturnYear10	2.30%
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | After taxes on distributions and redemption of fund shares | Columbia European Equity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A-after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	7.73%
5 years	rr_AverageAnnualReturnYear05	5.46%
10 years	rr_AverageAnnualReturnYear10	2.06%
Columbia European Equity Fund | Class Z Shares | Columbia European Equity Fund, Class A
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(26.88%)
2002	rr_AnnualReturn2002	(18.99%)
2003	rr_AnnualReturn2003	27.64%
2004	rr_AnnualReturn2004	13.94%
2005	rr_AnnualReturn2005	9.40%
2006	rr_AnnualReturn2006	32.83%
2007	rr_AnnualReturn2007	16.69%
2008	rr_AnnualReturn2008	(40.60%)
2009	rr_AnnualReturn2009	33.76%
2010	rr_AnnualReturn2010	18.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Columbia European Equity Fund | Class Z Shares | Before taxes | Columbia European Equity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A -before taxes
1 year	rr_AverageAnnualReturnYear01	18.34%	[1]
5 years	rr_AverageAnnualReturnYear05	7.83%	[1]
10 years	rr_AverageAnnualReturnYear10	3.23%	[1]
Columbia European Equity Fund | Class Z Shares | After taxes on distributions | Columbia European Equity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A -after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	18.40%	[1]
5 years	rr_AverageAnnualReturnYear05	7.46%	[1]
10 years	rr_AverageAnnualReturnYear10	2.91%	[1]
Columbia European Equity Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia European Equity Fund, Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A -after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	12.18%	[1]
5 years	rr_AverageAnnualReturnYear05	6.57%	[1]
10 years	rr_AverageAnnualReturnYear10	2.60%	[1]
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Columbia European Equity Fund, Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.78%	[9]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.26%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	729
3 years	rr_ExpenseExampleYear03	1,046
5 Years	rr_ExpenseExampleYear05	1,489
10 years	rr_ExpenseExampleYear10	2,590
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	229
3 years	rr_ExpenseExampleNoRedemptionYear03	746
5 years	rr_ExpenseExampleNoRedemptionYear05	1,289
10 years	rr_ExpenseExampleNoRedemptionYear10	2,590
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Before taxes | Columbia European Equity Fund, Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class B -before taxes
1 year	rr_AverageAnnualReturnYear01	12.55%
5 years	rr_AverageAnnualReturnYear05	6.71%
10 years	rr_AverageAnnualReturnYear10	2.44%
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Columbia European Equity Fund, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.78%	[9]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.26%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	329
3 years	rr_ExpenseExampleYear03	746
5 Years	rr_ExpenseExampleYear05	1,289
10 years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	229
3 years	rr_ExpenseExampleNoRedemptionYear03	746
5 years	rr_ExpenseExampleNoRedemptionYear05	1,289
10 years	rr_ExpenseExampleNoRedemptionYear10	2,776
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Before taxes | Columbia European Equity Fund, Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class C -before taxes
1 year	rr_AverageAnnualReturnYear01	16.53%
5 years	rr_AverageAnnualReturnYear05	6.99%
10 years	rr_AverageAnnualReturnYear10	2.44%
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Columbia European Equity Fund, Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.78%	[9]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.06%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	616
10 years	rr_ExpenseExampleYear10	1,373
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Before taxes | Columbia European Equity Fund, Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class I -before taxes
1 year	rr_AverageAnnualReturnYear01	19.11%
5 years	rr_AverageAnnualReturnYear05	8.33%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Columbia European Equity Fund, Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.78%	[9]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	776
10 years	rr_ExpenseExampleYear10	1,712
Columbia European Equity Fund | Class A, B, C, I and R4 Shares | Before taxes | Columbia European Equity Fund, Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia European Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 -before taxes
1 year	rr_AverageAnnualReturnYear01	18.61%
5 years	rr_AverageAnnualReturnYear05	8.11%
10 years	rr_AverageAnnualReturnYear10	3.45%
Columbia European Equity Fund | Class Z Shares | Columbia European Equity Fund, Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.78%	[9]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.26%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	775
10 years	rr_ExpenseExampleYear10	1,724
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 ® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Russell 1000 Value Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Russell 1000 Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 ® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, Expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Russell 1000 Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell 1000 Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Russell 1000 Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(3.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Russell 1000 Value Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Lipper Equity Income Funds Index | Class A, B, C, I, R, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	14.04%
5 years	rr_AverageAnnualReturnYear05	2.15%
10 years	rr_AverageAnnualReturnYear10	2.86%
Lipper Equity Income Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper Equity Income Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Lipper Equity Income Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Lipper Equity Income Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	14.04%
5 years	rr_AverageAnnualReturnYear05	2.15%
10 years	rr_AverageAnnualReturnYear10	2.86%
J.P. Morgan Emerging Markets Bond Index-Global | Class A, B, C, I, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	J.P. Morgan Emerging Markets Bond Index-Global
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.04%
J.P. Morgan Emerging Markets Bond Index-Global | Class A, B, C, I, R4 and W Shares | Since Inception, 2006-02-16
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
J.P. Morgan Emerging Markets Bond Index-Global | Class A, B, C, I, R4 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
J.P. Morgan Emerging Markets Bond Index-Global | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	J.P. Morgan Emerging Markets Bond Index-Global
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees,expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.04%
J.P. Morgan Emerging Markets Bond Index-Global | Class Z Shares | Since Inception, 2006-02-16
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Lipper Emerging Markets Debt Funds Index | Class A, B, C, I, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Debt Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Lipper Emerging Markets Debt Funds Index | Class A, B, C, I, R4 and W Shares | Since Inception, 2006-02-16
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Lipper Emerging Markets Debt Funds Index | Class A, B, C, I, R4 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Lipper Emerging Markets Debt Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Debt Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.35%
Lipper Emerging Markets Debt Funds Index | Class Z Shares | Since Inception, 2006-02-16
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
MSCI Emerging Markets Index | Class A, B, C, I, R, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees,Expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	13.11%
10 years	rr_AverageAnnualReturnYear10	16.23%
MSCI Emerging Markets Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	16.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
MSCI Emerging Markets Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
MSCI Emerging Markets Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	25.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
MSCI Emerging Markets Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, Expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	13.11%
10 years	rr_AverageAnnualReturnYear10	16.23%
Lipper Emerging Markets Funds Index | Class A, B, C, I, R, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	20.14%
5 years	rr_AverageAnnualReturnYear05	11.25%
10 years	rr_AverageAnnualReturnYear10	15.17%
Lipper Emerging Markets Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	15.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper Emerging Markets Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Lipper Emerging Markets Funds Index | Class A, B, C, I, R, R4, R5 and W Shares | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	25.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Lipper Emerging Markets Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	20.14%
5 years	rr_AverageAnnualReturnYear05	11.25%
10 years	rr_AverageAnnualReturnYear10	15.17%
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	1.89%
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Lipper Large-Cap Value Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	1.89%
MSCI Europe Index | Class A, B, C, I and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.49%
5 years	rr_AverageAnnualReturnYear05	3.45%
10 years	rr_AverageAnnualReturnYear10	3.77%
MSCI Europe Index | Class A, B, C, I and R4 Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
MSCI Europe Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.49%
5 years	rr_AverageAnnualReturnYear05	3.45%
10 years	rr_AverageAnnualReturnYear10	3.77%
Lipper European Funds Index | Class A, B, C, I and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper European Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	10.37%
5 years	rr_AverageAnnualReturnYear05	5.19%
10 years	rr_AverageAnnualReturnYear10	4.68%
Lipper European Funds Index | Class A, B, C, I and R4 Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper European Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper European Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	10.37%
5 years	rr_AverageAnnualReturnYear05	5.19%
10 years	rr_AverageAnnualReturnYear10	4.68%

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The expense ratios have been adjusted to reflect current fees.
[4]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.83% for Class I, 1.13% for Class R4 and 1.28% for Class W.
[5]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.03% for Class Z.
[6]	In September 2010, the Fund's Board approved an amended investment management services agreement which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee rate.
[7]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.01% for the most recent fiscal year), will not exceed 1.85% for Class A, 2.60% for Class B, 2.60% for Class C, 1.41% for Class I, 2.10% for Class R, 1.71% for Class R4, 1.46% for Class R5 and 1.85% for Class W.
[8]	The returns shown are for Class A shares without the applicable front-end sales charge. Class W shares,which are sold without a sales charge, would have substantially similar annual returns as Class A shares (without sales charges) because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses.
[9]	In September 2010, the Fund's Board approved an amended investment management services agreement which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[10]	Other expenses for Class Z shares are based on estimated amounts for the current fiscal year.
[11]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.01% for the most recent fiscal year), will not exceed 1.60% for Class Z.
[12]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.02% for the most recent fiscal year), will not exceed 1.53% for Class A, 2.28% for Class B, 2.28% for Class C, 1.08% for Class I and 1.38% for Class R4.
[13]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.02% for the most recent fiscal year), will not exceed 1.28% for Class Z.